Other non-current liabilities and employee future benefits - Future Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits Future Plans [Roll Forward]
Net defined benefit liability (asset), beginning balance	$ 455
Other
Net defined benefit liability (asset), ending balance	(475)	$ 455
Defined benefit pension plan
Employee Benefits Future Plans [Roll Forward]
Net defined benefit liability (asset), beginning balance	348	1,814
Included in profit or loss
Current service cost	26	30
Interest cost (income)	17	50
Benefits payable	0	0
Future plan expense	43	80
Actuarial loss (gain) arising from:
Demographic assumptions	0	0
Financial assumptions	113	(4,547)
Experience adjustment	(600)	(91)
Return on plan assets excluding interest	(486)	3,092
Plan expenses	0	0
Settlements	0	0
Remeasurement (gains) losses	(973)	(1,546)
Other
Contributions paid by the employer	0	0
Benefits paid	0	0
Other total	0	0
Net defined benefit liability (asset), ending balance	(582)	348
Defined benefit pension plan | Defined benefit obligation
Employee Benefits Future Plans [Roll Forward]
Net defined benefit liability (asset), beginning balance	14,402	19,187
Included in profit or loss
Current service cost	26	30
Interest cost (income)	700	518
Benefits payable	0	0
Future plan expense	726	548
Actuarial loss (gain) arising from:
Demographic assumptions	0	0
Financial assumptions	113	(4,547)
Experience adjustment	(600)	(91)
Return on plan assets excluding interest	0	0
Plan expenses	(54)	(24)
Settlements	(7,326)	0
Remeasurement (gains) losses	(7,867)	(4,662)
Other
Contributions paid by the employer	0	0
Benefits paid	(558)	(671)
Other total	(558)	(671)
Net defined benefit liability (asset), ending balance	6,703	14,402
Defined benefit pension plan | Fair value of plan assets
Employee Benefits Future Plans [Roll Forward]
Net defined benefit liability (asset), beginning balance	(14,054)	(17,373)
Included in profit or loss
Current service cost	0	0
Interest cost (income)	(683)	(468)
Benefits payable	0	0
Future plan expense	(683)	(468)
Actuarial loss (gain) arising from:
Demographic assumptions	0	0
Financial assumptions	0	0
Experience adjustment	0	0
Return on plan assets excluding interest	(486)	3,092
Plan expenses	54	24
Settlements	7,326	0
Remeasurement (gains) losses	6,894	3,116
Other
Contributions paid by the employer	0	0
Benefits paid	558	671
Other total	558	671
Net defined benefit liability (asset), ending balance	(7,285)	(14,054)
Net other post-retirement benefit plan liability
Employee Benefits Future Plans [Roll Forward]
Net defined benefit liability (asset), beginning balance	107	80
Included in profit or loss
Interest cost (income)	5	2
Future plan expense	5	2
Actuarial loss (gain) arising from:
Demographic assumptions	0	0
Financial assumptions	1	(23)
Experience adjustment	2	55
Remeasurement (gains) losses	3	32
Other
Contributions paid by the employer	(8)	(7)
Benefits paid	0	0
Other total	(8)	(7)
Net defined benefit liability (asset), ending balance	107	107
Net other post-retirement benefit plan liability | Defined benefit obligation
Employee Benefits Future Plans [Roll Forward]
Net defined benefit liability (asset), beginning balance	107	80
Included in profit or loss
Interest cost (income)	5	2
Future plan expense	5	2
Actuarial loss (gain) arising from:
Demographic assumptions	0	0
Financial assumptions	1	(23)
Experience adjustment	2	55
Remeasurement (gains) losses	3	32
Other
Contributions paid by the employer	0	0
Benefits paid	(8)	(7)
Other total	(8)	(7)
Net defined benefit liability (asset), ending balance	107	107
Net other post-retirement benefit plan liability | Fair value of plan assets
Employee Benefits Future Plans [Roll Forward]
Net defined benefit liability (asset), beginning balance	0	0
Included in profit or loss
Interest cost (income)	0	0
Future plan expense	0	0
Actuarial loss (gain) arising from:
Demographic assumptions	0	0
Financial assumptions	0	0
Experience adjustment	0	0
Remeasurement (gains) losses	0	0
Other
Contributions paid by the employer	(8)	(7)
Benefits paid	8	7
Other total	0	0
Net defined benefit liability (asset), ending balance	$ 0	$ 0